UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07038

The Money Market Portfolios
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:__650 312-2000

Date of fiscal year end: 6/30

Date of reporting period:_6/30/10

Item 1. Reports to Stockholders.

Supplemental data

Net assets, end of year (000’s)

$8,924,640

$8,520,392

$7,028,194

$6,580,101

$4,993,739

aAmount rounds to less than $0.001 per share.
bBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 29

The Money Market Portfolios

Statement of Investments, June 30, 2010

The Money Market Portfolio	Principal Amount[a]	Value
Certificates of Deposit 21.6%
Bank of Montreal, Chicago Branch, 0.28%, 7/09/10	$150,000,000	$150,000,000
Bank of Montreal, Chicago Branch, 0.30%, 8/09/10	150,000,000	150,000,000
Bank of Nova Scotia, Houston Branch, 0.45%, 8/25/10	150,000,000	150,000,000
Bank of Nova Scotia, Houston Branch, 0.26%, 8/27/10	150,000,000	150,000,000
National Australia Bank, New York Branch, 0.31%, 8/16/10	175,000,000	175,000,000
National Australia Bank, New York Branch, 0.47%, 8/24/10	150,000,000	150,000,000
Rabobank Nederland, New York Branch, 0.23%, 7/06/10	100,000,000	100,000,000
Royal Bank of Canada, New York Branch, 0.10%, 8/06/10	300,000,000	300,003,000
Toronto-Dominion Bank, New York Branch, 0.25%, 7/07/10	150,000,000	150,000,000
Toronto-Dominion Bank, New York Branch, 0.30%, 8/03/10	150,000,000	150,000,000
Westpac Banking Corp., New York Branch, 0.27%, 7/23/10	175,000,000	175,000,000
Westpac Banking Corp., New York Branch, 0.43%, 10/05/10	125,000,000	125,000,000
Total Certificates of Deposit (Cost $1,925,003,000)		1,925,003,000
[b]Commercial Paper 32.3%
Australia and New Zealand Banking Group Ltd., 7/06/10 (Australia)	100,000,000	99,997,153
Australia and New Zealand Banking Group Ltd., 7/29/10 (Australia)	150,000,000	149,972,583
BP Capital Markets PLC, 7/06/10 (United Kingdom)	100,000,000	99,996,528
Chevron Funding Corp., 8/02/10	30,000,000	29,995,733
ChevronTexaco Funding Corp., 7/02/10 - 7/21/10	223,000,000	222,988,051
Colgate-Palmolive Co., 7/07/10 - 7/14/10	170,500,000	170,495,525
Commonwealth Bank of Australia, 8/26/10 (Australia)	225,000,000	224,854,750
Commonwealth Bank of Australia, 9/10/10 (Australia)	50,000,000	49,954,146
Government of Canada, 8/24/10 (Canada)	150,000,000	149,943,750
Government of Canada, 8/30/10 (Canada)	150,000,000	149,936,250
Johnson & Johnson, 8/05/10	100,000,000	99,985,417
Nestle Capital Corp., 8/17/10 (Switzerland)	100,000,000	99,968,667
Nestle Capital Corp., 8/31/10 (Switzerland)	77,510,000	77,487,673
Pepsico Inc., 7/28/10	100,000,000	99,991,000
Pepsico Inc., 7/19/10 - 7/29/10	200,000,000	199,984,347
Procter & Gamble International Funding, 7/08/10	125,000,000	124,995,625
Procter & Gamble International Funding, 7/02/10 - 7/15/10	175,000,000	174,995,344
Province of British Columbia, 7/26/10 (Canada)	50,665,000	50,657,611
Province of Ontario, 8/10/10 (Canada)	150,000,000	149,965,000
Province of Ontario, 8/09/10 - 9/22/10 (Canada)	154,745,000	154,658,876
Wal-Mart Stores Inc., 7/02/10	169,496,000	169,495,247
Wal-Mart Stores Inc., 7/08/10 - 7/12/10	133,796,000	133,790,114
Total Commercial Paper (Cost $2,884,109,390)		2,884,109,390
U.S. Government and Agency Securities 10.3%
[b] FHLB, 7/01/10	54,890,000	54,890,000
[b] FHLMC, 7/01/10	20,150,000	20,150,000
[b] FHLMC, 9/07/10	59,965,000	59,935,551
[b] International Bank for Reconstruction & Development, 7/06/10 - 7/12/10 (Supranationalc)	88,400,000	88,398,274
[b] U.S. Treasury Bill, 7/01/10	100,000,000	100,000,000
[b] U.S. Treasury Bill, 7/15/10	349,000,000	348,991,174
[b] U.S. Treasury Bill, 7/22/10	100,000,000	99,996,223
[b] U.S. Treasury Bill, 7/29/10 - 3/10/11	150,000,000	149,828,111
Total U.S. Government and Agency Securities (Cost $922,189,333)		922,189,333

30 | Annual Report

The Money Market Portfolios

Statement of Investments, June 30, 2010 (continued)

The Money Market Portfolio	Principal Amount[a]	Value
Municipal Bonds 0.6%
[d] California State Economic Recovery GO, Series C-2, Daily VRDN and Put, 0.16%, 7/01/23	$27,400,000	$27,400,000
[d] California State GO, Series A-1, Daily VRDN and Put, 0.18%, 5/01/33	25,550,000	25,550,000
Total Municipal Bonds (Cost $52,950,000)		52,950,000
Total Investments before Repurchase Agreements (Cost $5,784,251,723)		5,784,251,723
[e]Repurchase Agreements 35.8%
Banc of America Securities LLC, 0.020%, 7/01/10 (Maturity Value $750,000,417)
Collateralized by U.S. Government Agency Securities, 1.85% - 2.75%, 12/21/12 - 7/26/13;
U.S. Treasury Bonds, 7.125%, 2/15/23; and U.S. Treasury Notes, 1.00% - 3.00%,
10/31/11 - 8/31/16	750,000,000	750,000,000
Barclays Capital Inc., 0.010%, 7/01/10 (Maturity Value $875,000,243)
Collateralized by U.S. Treasury Notes, 1.00%, 12/31/11	875,000,000	875,000,000
Deutsche Bank Securities Inc., 0.010%, 7/01/10 (Maturity Value $365,945,102)
Collateralized by U.S. Treasury Notes, 3.00% - 3.375%, 1/15/12 - 7/15/12	365,945,000	365,945,000
Goldman, Sachs & Co., 0.020%, 7/01/10 (Maturity Value $400,000,222)
Collateralized by U.S. Government Agency Securities, 1.25% - 4.50%,
12/28/12 - 1/15/14	400,000,000	400,000,000
HSBC Securities (USA) Inc., 0.010%, 7/01/10 (Maturity Value $375,000,104)
Collateralized by U.S. Government Agency Securities, 0.50% - 6.625%,
7/12/10 - 11/17/17	375,000,000	375,000,000
Morgan Stanley & Co. Inc., 0.005%, 7/01/10 (Maturity Value $350,000,049)
Collateralized by U.S. Treasury Notes, 2.125%, 5/31/15	350,000,000	350,000,000
UBS Securities LLC., 0.020%, 7/01/10 (Maturity Value $75,000,042)
Collateralized by U.S. Government Agency Securities, 6.25%, 2/01/11	75,000,000	75,000,000
Total Repurchase Agreements (Cost $3,190,945,000)		3,190,945,000
Total Investments (Cost $8,975,196,723) 100.6%		8,975,196,723
Other Assets, less Liabilities (0.6)%		(50,556,696)
Net Assets 100.0%		$8,924,640,027

See Abbreviations on page 39.

aThe principal amount is stated in U.S. dollars unless otherwise indicated. bThe security is traded on a discount basis with no stated coupon rate. cA supranational organization is an entity formed by two or more central governments through international treaties. dVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. eSee Note 1(b) regarding repurchase agreements.

Annual Report | The accompanying notes are an integral part of these financial statements. | 31

The Money Market Portfolios

Financial Statements

Statement of Assets and Liabilities
June 30, 2010

The
Money Market
Portfolio
Assets:
Investments in securities, at amortized cost	$5,784,251,723
Repurchase agreements, at value and cost	3,190,945,000
Total investments	$8,975,196,723
Cash	800
Interest receivable	538,610
Total assets	8,975,736,133
Liabilities:
Payables:
Investment securities purchased	49,994,167
Affiliates	1,021,462
Distributions to shareholders	1,633
Accrued expenses and other liabilities	78,844
Total liabilities	51,096,106
Net assets, at value	$8,924,640,027
Net assets consist of:
Paid-in capital	$8,927,552,458
Accumulated net realized gain (loss)	(2,912,431)
Net assets, at value	$8,924,640,027
Shares outstanding	8,927,552,458
Net asset value per share	$1.00

32 | The accompanying notes are an integral part of these financial statements. | Annual Report

The Money Market Portfolios

Financial Statements (continued)

Statement of Operations
for the year ended June 30, 2010

The
Money Market
Portfolio
Investment income:
Interest	$18,539,401
Expenses:
Management fees (Note 3a)	12,841,448
Custodian fees (Note 4)	111,932
Reports to shareholders	8,691
Professional fees	133,422
Other	101,125
Total expenses	13,196,618
Expense reductions (Note 4)	(886)
Net expenses	13,195,732
Net investment income	5,343,669
Net realized gain (loss) from investments	319,586
Net increase (decrease) in net assets resulting from operations	$5,663,255

Annual Report | The accompanying notes are an integral part of these financial statements. | 33

The Money Market Portfolios

Financial Statements (continued)

Statements of Changes in Net Assets

	The Money Market Portfolio
	Year Ended June 30,
	2010	2009
Increase (decrease) in net assets:
Operations:
Net investment income	$5,343,669	$96,400,635
Net realized gain (loss) from investments	319,586	(3,212,548)
Net increase (decrease) in net assets resulting from operations	5,663,255	93,188,087
Distributions to shareholders from net investment income	(5,343,669)	(96,400,635)
Capital share transactions (Note 2)	403,928,064	1,495,410,735
Net increase (decrease) in net assets	404,247,650	1,492,198,187
Net assets (there is no undistributed net investment income at beginning or end of year):
Beginning of year	8,520,392,377	7,028,194,190
End of year	$8,924,640,027	$8,520,392,377

34 | The accompanying notes are an integral part of these financial statements. | Annual Report

The Money Market Portfolios

Notes to Financial Statements

The Money Market Portfolio

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio’s significant accounting policies.

a. Financial Instrument Valuation

Securities are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

b. Repurchase Agreements

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at year end had been entered into on June 30, 2010.

c. Income Taxes

It is the Portfolio’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains. As a result, no provision for federal income taxes is required. The Portfolio files U.S. income tax returns as well as tax returns in certain other jurisdictions. As of June 30, 2010, and for all open tax years, the Portfolio has determined that no provision for income tax is required in the Portfolio’s financial statements. Open tax years are those that remain subject to examination by such taxing authorities, which in the case of the U.S. is three years after the filing of a Portfolio’s tax return.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined

Annual Report | 35

The Money Market Portfolios

Notes to Financial Statements (continued)

The Money Market Portfolio

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2010, there were an unlimited number of shares authorized (without par value).

Transactions in the Portfolio’s shares at $1.00 per share were as follows:

	Year Ended June 30,
	2010	2009
Shares sold	$18,854,101,743	$14,699,668,141
Shares issued in reinvestment of distributions	5,334,659	96,416,354
Shares redeemed	(18,455,508,338)	(13,300,673,760)
Net increase (decrease)	$403,928,064	$1,495,410,735

36 | Annual Report

The Money Market Portfolios

Notes to Financial Statements (continued)

The Money Market Portfolio

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of the Franklin Money Fund, the Franklin Templeton Money Fund Trust, the Institutional Fiduciary Trust, and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

b. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

c. Other Affiliated Transactions

At June 30, 2010, the shares of the Portfolio were owned by the following entities:

		Percentage of
	Shares	Outstanding Shares
Institutional Fiduciary Trust – Money Market Portfolio	6,754,568,222	75.66%
Franklin Money Fund	1,878,109,777	21.04%
Franklin Templeton Money Fund Trust –
Franklin Templeton Money Fund	294,874,459	3.30%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the year ended June 30, 2010, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2010, the Portfolio had tax basis capital losses of $2,912,431 expiring in 2017. During the year ended June 30, 2010, the Portfolio utilized $319,586 of capital loss carryforwards.

Annual Report | 37

The Money Market Portfolios

Notes to Financial Statements (continued)

The Money Market Portfolio

5. INCOME TAXES (continued)

The tax character of distributions paid during the years ended June 30, 2010 and 2009, was as follows:

	2010	2009
Distributions paid from ordinary income	$5,343,669	$96,400,635

At June 30, 2010, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$8,975,196,723
Undistributed ordinary income	$1,633

6. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2010, all of the Portfolio’s investments in securities carried at fair value were in Level 2 inputs.

38 | Annual Report

The Money Market Portfolios

Notes to Financial Statements (continued)

The Money Market Portfolio

7. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corp.
GO	- General Obligation

Annual Report | 39

The Money Market Portfolios

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Portfolio (the “Fund”) at June 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 16, 2010

40 | Annual Report

The Money Market Portfolios

Tax Designation (unaudited)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Portfolio designates the maximum amount allowable but no less than $4,542,394 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2010.

Annual Report | 41

The Money Market Portfolios

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen
and Address	Position	Time Served	by Board Member*	Other Directorships Held
Harris J. Ashton (1932)	Trustee	Since 1992	130	Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Sam Ginn (1937)	Trustee	Since 2007	107	ICO Global Communications
One Franklin Parkway				(Holdings) Limited (satellite company).
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Private investor; and formerly, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).

Edith E. Holiday (1952)	Trustee	Since 2005	130	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906				Company (processed foods and allied
				products), RTI International Metals,
				Inc. (manufacture and distribution
				of titanium), Canadian National
				Railway (railroad) and White
				Mountains Insurance Group, Ltd.
				(holding company).

Principal Occupation During Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since December	130	Boeing Capital Corporation (aircraft
One Franklin Parkway		2009		financing).
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

42 | Annual Report

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen
and Address	Position	Time Served	by Board Member*	Other Directorships Held
Frank A. Olson (1932)	Trustee	Since 2007	130	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas).
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and formerly, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

Larry D. Thompson (1945)	Trustee	Since 2007	138	Cbeyond, Inc. (business communi-
One Franklin Parkway				cations provider) and The Southern
San Mateo, CA 94403-1906				Company (energy company).

Principal Occupation During Past 5 Years:

Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and formerly, Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	107	None
One Franklin Parkway	Independent	2007 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
		Trustee since
2008

Principal Occupation During Past 5 Years:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers

				Number of Portfolios in
Name, Year of Birth		Length of		Fund Complex Overseen
and Address	Position	Time Served		by Board Member*	Other Directorships Held
**Charles B. Johnson (1933)	Trustee and	Trustee since		130	None
One Franklin Parkway	Chairman of	1992	and
San Mateo, CA 94403-1906	the Board	Chairman of the
		Board since 1993

Principal Occupation During Past 5 Years:

Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Annual Report | 43

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen
and Address	Position	Time Served	by Board Member*	Other Directorships Held
**Gregory E. Johnson (1961)	Trustee	Since 2007	87	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.

James M. Davis (1952)	Chief	Chief Compliance	Not Applicable	Not Applicable
One Franklin Parkway	Compliance	Officer since
San Mateo, CA 94403-1906	Officer and	2004 and Vice
	Vice President	President – AML
	– AML	Compliance since
	Compliance	2006

Principal Occupation During Past 5 Years:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and formerly, Director of Compliance, Franklin Resources, Inc. (1994-2001).

Laura F. Fergerson (1962)	Chief	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration

Principal Occupation During Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer

Principal Occupation During Past 5 Years:

Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

44 | Annual Report

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen
and Address	Position	Time Served	by Board Member*	Other Directorships Held
David P. Goss (1947)	Vice President	Since 2000	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; officer and/or director, as the case maybe, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955)	Vice President	Since August	Not Applicable	Not Applicable
One Franklin Parkway		2009
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy (1962)	President and	Since April 2010	Not Applicable	Not Applicable
One Franklin Parkway	Chief
San Mateo, CA 94403-1906	Executive
Officer –
Investment
Management

Principal Occupation During Past 5 Years:

Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Vice President	Since August	Not Applicable	Not Applicable
500 East Broward Blvd.		2009
Suite 2100
Fort Lauderdale, FL 33394-3091

Principal Occupation During Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 45 of the investment companies in Franklin Templeton Investments.

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Annual Report | 45

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen
and Address	Position	Time Served	by Board Member*	Other Directorships Held
Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and formerly, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s administrator and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson is the father of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change. Note 3: Prior to June 30, 2010, Robert F. Carlson and Frank W.T. LaHaye each ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2007. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/(800) 342-5236 to request the SAI.

46 | Annual Report

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 23, 2010, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal compliance, pricing, and other services provided by the Investment Manager (Manager) and its affiliates.  In addition, information specifically furnished to the Board in connection with the contract renewals being considered at the meeting included a report for the Fund prepared by Lipper, as well as additional material, including a Fund Profitability Analysis Report prepared by management.  The Lipper Reports compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper.  The Fund Profitability Analysis Report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis.  Included with such Profitability Analysis Report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant, and a three year expense analysis with an explanation for any increase in expense ratios.  Additional materials accompanying such report were a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel.  The Fund Profitability Analysis Report and additional material prepared by Management, along with the Lipper report for the Fund, were sent to each of the Trustees on January 28, 2010.  Such material was reviewed and discussed by the independent Trustees among themselves and with Management in a telephonic conference call that took place February 10, 2010.  Questions raised in such telephonic conference call were responded to by Management and were discussed at a meeting of independent Trustees held prior to the Board meeting. It was noted that all of the independent Trustees also served as independent Trustees on the Boards of each of the feeder funds and in considering such materials, emphasis was placed on various factors, including those taken into account by such Trustees in approving the investment advisory arrangements for the feeder funds.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $65,984 for the fiscal year ended June 30, 2010 and $70,467 for the fiscal year ended June 30, 2009.

(b)  Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)  Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $762 for the fiscal year ended June 30, 2010 and $6,000 for the fiscal year ended June 30, 2009. The services for which these fees were paid included tax compliance and advice.

(d)  All Other Fees

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant other than the services reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $762 for the fiscal year ended June 30, 2010 and $6,000 for the fiscal year ended June 30, 2009.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.                    N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                   N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 26, 2010

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 26, 2010